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[Janus letterhead]


October 31, 2005


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      JANUS ADVISER SERIES (the "Registrant")
         1933 Act File No. 333-33978
         1940 Act File No. 811-09885

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find soliciting material pursuant to Rule 14a-12 relating to the definitive proxy statement filed with the Securities and Exchange Commission on October 28, 2005.

No fee is required in connection with this filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934.

Please call me at (303) 336-7823 with any questions or comments.

Very truly yours,

/s/ Richard C. Noyes

Richard C. Noyes
Associate Counsel

Enc.

cc:      Cindy Antonson
         Donna Brungardt
         Stephanie Grauerholz-Lofton, Esq.
         Larry Greene, Esq.
         Kelley Abbott Howes, Esq.